Summary of Significant Accounting Policies - Antidilutive securities excluded from computation of earnings per share (Details) (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Line Items]
Total	15,052,693,203	5,254,040,600	5,277,639,825	4,690,496,785
Stock options
Earnings Per Share [Line Items]
Total	351,934,688	680,112,400	651,237,400	513,673,885
Warrants
Earnings Per Share [Line Items]
Total	13,191,074,600	4,155,347,500	4,240,447,500	4,155,347,500
Restricted stock units
Earnings Per Share [Line Items]
Total	251,823,915	418,580,700	385,954,925	21,475,400
Convertible notes
Earnings Per Share [Line Items]
Total	1,257,860,000